Taxation (Tables)	6 Months Ended
Jun. 30, 2019
Taxation
Schedule of relationship between tax expense and accounting profit

	Half-year to	Half-year to
	30 June	30 June
	2019	20181
	£m	£m

Profit before tax from continuing operations	3,356	2,354
Tax thereon at UK corporation tax rate of 19 per cent (2018: 19 per cent)	(638)	(447)
Impact of surcharge on banking profits	(241)	(172)
Non-deductible costs: conduct charges	(15)	(92)
Other non-deductible costs	(17)	(23)
Non-taxable income	32	35
Tax relief on coupons on other equity instruments	26	26
Tax exempt gains on disposals	3	1
Recognition (derecognition) of losses that arose in prior years	(3)	(10)
Remeasurement of deferred tax due to rate changes	(2)	—
Differences in overseas tax rates	(8)	3
Adjustments in respect of prior years	100	11
Tax charge on profit from continuing operations	(763)	(668)

[1]Restated, see note 1.